Condensed Statements of Changes in Shareholders' Deficit - USD ($)	Total	Previously Reported [Member]	Common Class A [Member]	Common Class A [Member] Previously Reported [Member]	Common Class B [Member]	Common Class B [Member] Previously Reported [Member]	Ordinary Shares [Member] Common Class A [Member]	Ordinary Shares [Member] Common Class B [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Previously Reported [Member]	Accumulated Deficit [Member]
Beginning balance at Aug. 04, 2020	$ 0						$ 0	$ 0	$ 0		$ 0
Beginning balance (Shares) at Aug. 04, 2020							0	0
Issuance of Class B ordinary shares to Sponsor	25,000							$ 647	24,353
Issuance of Class B ordinary shares to Sponsor (Shares)								6,468,750
Forfeiture of Class B ordinary shares from Sponsor								$ (22)	22
Forfeiture of Class B ordinary shares from Sponsor (Shares)								(218,750)
Excess of cash receipts over the fair value of the private warrants sold to Sponsor	1,460,440								1,460,440
Accrection on Class A ordinary shares subject to possible redemption	(21,269,019)								(1,484,815)		(19,784,204)
Net income (loss)	(1,635,954)	$ (1,635,954)	$ (723,074)		$ (912,880)						(1,635,954)
Ending Balance at Sep. 30, 2020	(21,419,533)	5,000,008					$ 0	$ 625	0		(21,420,158)
Ending Balance (Shares) at Sep. 30, 2020							0	6,250,000
Beginning balance at Aug. 04, 2020	0						$ 0	$ 0	0		0
Beginning balance (Shares) at Aug. 04, 2020							0	0
Issuance of Class B ordinary shares to Sponsor	25,000							$ 647	24,353
Issuance of Class B ordinary shares to Sponsor (Shares)								6,468,750
Forfeiture of Class B ordinary shares from Sponsor								$ (22)	22
Forfeiture of Class B ordinary shares from Sponsor (Shares)								(218,750)
Excess of cash receipts over the fair value of the private warrants sold to Sponsor	1,460,440								1,460,440
Accrection on Class A ordinary shares subject to possible redemption	(21,286,019)		(21,286,019)						(1,484,815)		(19,801,204)
Net income (loss)	(9,271,235)		(6,871,324)	$ (9,271,235)	(2,399,911)	$ (9,271,235)					(9,271,235)
Ending Balance at Dec. 31, 2020	(29,071,814)	5,000,007					$ 0	$ 625	(29,072,439)	$ 0	(29,072,439)
Ending Balance (Shares) at Dec. 31, 2020							0	6,250,000
Net income (loss)	7,069,017		7,069,017	7,069,017	7,069,017	7,069,017					7,069,017
Ending Balance at Mar. 31, 2021	(22,002,797)	5,000,004						$ 625	(22,003,422)
Ending Balance (Shares) at Mar. 31, 2021								6,250,000
Beginning balance at Dec. 31, 2020	(29,071,814)	5,000,007					$ 0	$ 625	(29,072,439)	0	(29,072,439)
Beginning balance (Shares) at Dec. 31, 2020							0	6,250,000
Net income (loss)			6,843,329	6,843,329	6,843,329	6,843,329
Ending Balance at Jun. 30, 2021	(22,228,485)	5,000,006						$ 625	(22,229,110)
Ending Balance (Shares) at Jun. 30, 2021								6,250,000
Beginning balance at Dec. 31, 2020	(29,071,814)	5,000,007					$ 0	$ 625	(29,072,439)	$ 0	(29,072,439)
Beginning balance (Shares) at Dec. 31, 2020							0	6,250,000
Accrection on Class A ordinary shares subject to possible redemption			(21,286,019)
Net income (loss)	7,941,997		6,353,598		1,588,399
Ending Balance at Sep. 30, 2021	(21,129,817)							$ 625	(21,130,442)
Ending Balance (Shares) at Sep. 30, 2021								6,250,000
Beginning balance at Mar. 31, 2021	(22,002,797)	5,000,004						$ 625	(22,003,422)
Beginning balance (Shares) at Mar. 31, 2021								6,250,000
Net income (loss)	(225,688)		(225,688)	$ (225,688)	(225,688)	$ (225,688)					(225,688)
Ending Balance at Jun. 30, 2021	(22,228,485)	$ 5,000,006						$ 625	(22,229,110)
Ending Balance (Shares) at Jun. 30, 2021								6,250,000
Net income (loss)	1,098,668		$ 878,934		$ 219,734						$ 1,098,668
Ending Balance at Sep. 30, 2021	$ (21,129,817)							$ 625	$ (21,130,442)
Ending Balance (Shares) at Sep. 30, 2021								6,250,000